Intangible assets, net - Amortization (Details) ¥ in Millions, $ in Millions	Mar. 31, 2019 USD ($)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)
Intangible assets, net
2020		¥ 14,418
2021		11,362
2022		8,779
2023		7,793
2024		7,378
Thereafter		18,546
Net book value	$ 10,173	¥ 68,276	¥ 27,465